CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in pension and post retirement benefits,tax	$ 493	$ 5,970	$ 671
Accumulated Other Comprehensive Income [Member]
Change in pension and post retirement benefits,tax	$ 493	$ 5,970	$ 671